Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Revenue and Non-Current Non-Financial Assets by Country	An analysis of the
location of non-current assets other than financial instruments and deferred tax assets by country is as follows (in USD thousands):

	Year ended December 31,
	2022	2021
Switzerland	$39,052	$28,973
France	498	290
United States	1,803	2,357
Brazil	6	8
Total non-current assets other than financial instruments and deferred tax assets	$41,359	$31,628